As filed with the Securities and Exchange Commission on August 11, 2011

 Securities Act Registration No. 333-57548
 Investment Company Act Registration No. 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 18	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 19	[Ö]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 688-8257

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202	Rachel A. Spearo U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box):
[Ö ]           immediately upon filing pursuant to paragraph (b) of Rule 485.
[   ]           on (date) pursuant to paragraph (b) of Rule 485.
[   ]           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ]           on (date) pursuant to paragraph (a)(1) of Rule 485.
[  ]           75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[  ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]
Explanatory Note: This PEA No. 18 hereby incorporates Parts A, B and C from the Fund’s PEA No. 17 on Form N-1A filed July 27, 2011.  This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of August, 2011.

USA MUTUALS (Registrant)

By:/s/ Jerry Szilagyi
  Jerry Szilagyi
  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Jerry Szilagyi Jerry Szilagyi	President	August 11, 2011
/s/ Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	August 11, 2011
/s/ Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee	August 11, 2011
/s/ Gary A. Drska* Gary A. Drska	Independent Trustee	August 11, 2011

* By:       /s/ Joseph C. Neuberger
Joseph C. Neuberger
Trustee and Chairperson
*Attorney-in-fact pursuant to Power of Attorney previously filed with the Registrant’s Registration Statement on Form N-14 with the SEC on April 20, 2005.

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE